Stock Based Compensation (Restricted Stock Rollforward) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	12,500	28,600	30,250
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	9,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Ending Balance	9,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Beginning Balance	0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	29.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value	0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Ending Balance	29.08